OTHER CURRENT LIABILITIES - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
Contract liabilities	$ 3,690	$ 1,325
Dividend payable	220	291	$ 670
Onerous contracts provisions	2,306	2,110
Other current liabilities	1,019	1,563
Total	$ 7,235	$ 5,289